OAKTREE EMERGING MARKETS EQUITY FUND
Schedule of Investments (Unaudited) March 31, 2023
	Shares	Value
COMMON STOCKS – 92.7%
ARGENTINA – 0.6% YPF SA, ADR(a) .................................................................	117,471	$1,289,832
Total ARGENTINA ...............................................................		1,289,832
BRAZIL – 8.7% Centrais Eletricas Brasileiras SA ....................................................	469,526	3,080,180
Localiza Rent a Car SA............................................................	207,392	2,178,896
Lojas Renner SA .................................................................	676,809	2,216,660
Petroleo Brasileiro SA, ADR ........................................................	491,791	5,129,380
Vale SA, ADR ...................................................................	431,529	6,809,528
Total BRAZIL ...................................................................		19,414,644
CHINA – 33.4% Air China Ltd.(a) .................................................................	1,753,399	1,568,184
Alibaba Group Holding Ltd.(a) ......................................................	747,712	9,470,143
Aluminum Corp. of China Ltd........................................................	4,263,841	3,425,982
Aluminum Corporation of China Ltd...................................................	2,538,157	1,285,598
Anhui Conch Cement Company Ltd. .................................................	1,193,906	4,137,738
China Construction Bank Corp. .....................................................	3,787,761	2,451,420
China Tourism Group Duty Free Corporation Ltd.(a)(b) ...................................	189,404	4,826,175
CITIC Securities Co Ltd. ...........................................................	1,135,341	2,428,492
Daqo New Energy Corp., ADR(a) ....................................................	61,864	2,897,710
Galaxy Entertainment Group Ltd.(a) ..................................................	861,426	5,762,221
Ganfeng Lithium Company Ltd.(b) ...................................................	455,647	2,839,304
Geely Automobile Holdings Ltd. .....................................................	1,487,855	1,917,284
Midea Group Company Ltd. ........................................................	140,133	1,096,507
Muyuan Foods Company Ltd........................................................	298,837	2,128,136
Nine Dragons Paper Holdings Ltd. ...................................................	2,931,160	2,194,469
Orient Overseas International Ltd. ...................................................	115,151	2,210,369
Pacific Basin Shipping Ltd. .........................................................	6,968,602	2,696,818
Pharmaron Beijing Company Ltd.(b)..................................................	203,002	849,574
Ping An Bank Co. Ltd. .............................................................	1,084,640	1,976,483
Sands China Ltd.(a) ..............................................................	774,166	2,689,446
Shanghai International Airport Company Ltd.(a).........................................	331,284	2,687,806
Suofeiya Home Collection Company Ltd. ..............................................	621,181	1,759,923
Weichai Power Company Ltd. - Class H...............................................	1,710,828	2,745,248
WuXi AppTec Company Ltd.(b) ......................................................	276,959	2,900,540
Wuxi Lead Intelligent Equipment Co. Ltd...............................................	180,770	1,066,014
Zijin Mining Group Company Ltd. ....................................................	2,827,503	4,717,294
Total CHINA ....................................................................		74,728,878
GREECE – 1.9% Alpha Services and Holdings SA(a) ..................................................	3,480,723	4,277,936
Total GREECE ..................................................................		4,277,936
INDIA – 6.1% ICICI Bank Ltd., ADR .............................................................	202,904	4,378,668
Larsen & Toubro Ltd., GDR.........................................................	134,228	3,562,428
Reliance Industries Ltd., GDR(b) ....................................................	101,567	5,730,283
Total INDIA .....................................................................		13,671,379
INDONESIA – 5.9% Bank Rakyat Indonesia Persero Tbk PT...............................................	16,400,284	5,196,475
Freeport-McMoRan, Inc. ...........................................................	154,712	6,329,268
Semen Indonesia Persero Tbk PT ...................................................	3,887,303	1,636,619

	Shares	Value
COMMON STOCKS (continued)
Total INDONESIA ................................................................		$13,162,362
MEXICO – 3.2%
Fresnillo PLC....................................................................	244,295	2,255,819
Grupo Financiero Banorte SAB de CV ................................................	458,217	3,857,974
Ternium SA, ADR ................................................................	27,451	1,132,628
Total MEXICO...................................................................		7,246,421
PERU – 1.5%
Credicorp Ltd. ...................................................................	24,528	3,247,262
Total PERU .....................................................................		3,247,262
RUSSIA – 0.0%
LUKOIL PJSC, ADR(a)(c) ..........................................................	7,421	–
Novatek PJSC, GDR(a)(c) .........................................................	771	–
Polymetal International PLC(a) ......................................................	14,788	41,654
Sberbank of Russia PJSC, ADR(a)(c) ................................................	39,273	–
Total RUSSIA ...................................................................		41,654
SAUDI ARABIA – 3.2%
Al Rajhi Bank....................................................................	117,123	2,305,690
Saudi Arabian Oil Co.(b) ...........................................................	557,973	4,809,279
Total SAUDI ARABIA .............................................................		7,114,969
SOUTH AFRICA – 4.5%
AngloGold Ashanti Ltd., ADR .......................................................	304,876	7,374,950
Impala Platinum Holdings Ltd. ......................................................	301,978	2,779,509
Total SOUTH AFRICA ............................................................		10,154,459
SOUTH KOREA – 11.2%
Hana Financial Group, Inc. .........................................................	130,827	4,097,367
KB Financial Group, Inc. ...........................................................	78,191	2,855,707
LG Chem Ltd. ...................................................................	4,389	2,410,413
Samsung Electronics Company Ltd...................................................	238,928	11,815,219
SK Hynix, Inc. ...................................................................	114,510	3,918,243
Total SOUTH KOREA ............................................................		25,096,949
TAIWAN – 10.0%
Evergreen Marine Corporation Taiwan Ltd. ............................................	431,407	2,259,438
MediaTek, Inc. ...................................................................	138,450	3,589,472
Taiwan Semiconductor Manufacturing Company Ltd. ....................................	765,006	13,406,441
United Microelectronics Corp........................................................	1,821,911	3,188,222
Total TAIWAN ...................................................................		22,443,573
THAILAND – 2.5%
Charoen Pokphand Food PCL ......................................................	5,542,600	3,436,361
Kasikornbank PCL ...............................................................	536,709	2,082,469
Total THAILAND.................................................................		5,518,830
TOTAL COMMON STOCKS
(Cost $208,257,417) ........................................................		207,409,148

	Shares	Value
PREFERRED STOCKS – 3.5%
BRAZIL – 3.5% Raizen SA ......................................................................	1,093,312	$614,772
Azul SA, ADR(a) .................................................................	120,369	860,638
Banco Bradesco SA, ADR .........................................................	1,147,268	3,005,842
Itau Unibanco Holding SA, ADR .....................................................	690,474	3,362,609
Total BRAZIL ...................................................................		7,843,861
TOTAL PREFERRED STOCKS (Cost $9,453,456) ..............................................................		7,843,861
Exchange Traded Fund — 2.2% INDIA – 2.2% iShares MSCI India ETF(a) ...........................................	125,900	4,955,424
Total INDIA .................................................................		4,955,424
TOTAL EXCHANGE TRADED FUND
(Cost $5,308,096) ..............................................................		4,955,424
	Contracts	Value
RIGHTS – 0.0%
BRAZIL – 0.0%
Localiza Rent a Car SA (Expiration: May 12, 2023)(a)......................	628	1,628
TOTAL RIGHTS
(Cost $1,468) ..................................................................		1,628
Total Investments – 98.4%
(Cost $223,020,437) ...........................................................		220,210,061
Other Assets in Excess of Liabilities – 1.6% .........................................		3,486,410
TOTAL NET ASSETS – 100.0%.....................................................		$223,696,471
The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a) Non-income producing security.
(b)         Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of March 31, 2023, the total value of all such securities was $19,956,034 or 8.9% of net assets.

(c)         Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Trustees. As of March 31, 2023, the total value of all such  securities was $0 or 0.0% of net assets. These securities are characterized as Level 3 securities within the disclosure hierarchy.  Level 3 security values are determined using significant unobservable inputs.

Abbreviations:
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Trust’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior employees of the Adviser.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2023:

	Level 1	Level 2	Level 3		Total
Common Stocks:
Argentina	$1,289,832	$-	$-		$1,289,832
Brazil	19,414,644	-	-		19,414,644
China	2,897,710	71,831,168	-		74,728,878
Greece	-	4,277,936	-		4,277,936
India	4,378,668	9,292,711	-		13,671,379
Indonesia	6,329,268	6,833,094	-		13,162,362
Mexico	4,990,602	2,255,819	-		7,246,421
Peru	3,247,262	-	-		3,247,262
Russia	-	41,654	-	(1)	41,654
Saudi Arabia.	-	7,114,969	-		7,114,969
South Africa	7,374,950	2,779,509	-		10,154,459
South Korea	-	25,096,949	-		25,096,949
Taiwan	-	22,443,573	-		22,443,573
Thailand	-	5,518,830	-		5,518,830
Total Common Stocks	49,922,936	157,486,212	-		207,409,148

Preferred Stocks:
Brazil	7,843,861	-	-		7,843,861
Total Preferred Stocks	7,843,861	-	-		7,843,861
Exchange Traded Fund:
India	4,955,424	-	-		4,955,424
Total Exchange Traded Fund	4,955,424	-	-		4,955,424
Rights:
Brazil	1,628	-	-		1,628
Total Rights
Total	$62,723,849	$157,486,212	$-		$220,210,061

	(1) Investments categorized as Level 3 securities that are effectively valued at zero

As of March 31, 2023, there were investments related to three companies held within the Fund all of which were effectively valued at zero due to the inability of the Fund to transact in these investments, the lack of visibility on when the Fund may do so, and the lack of readily available market prices for such investments. All of these factors are related to the Russian invasion of Ukraine and responses to that event. The value of these securities compared to the Fund’s net assets is not material and therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.